Expense Example	Oct. 31, 2025 USD ($)
abrdn Funds | abrdn Dynamic Dividend Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 720
Expense Example, with Redemption, 3 Years	1,055
Expense Example, with Redemption, 5 Years	1,412
Expense Example, with Redemption, 10 Years	2,416
abrdn Funds | abrdn Dynamic Dividend Fund | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	757
Expense Example, with Redemption, 10 Years	1,678
abrdn Funds | abrdn Emerging Markets ex-China Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	697
Expense Example, with Redemption, 3 Years	1,021
Expense Example, with Redemption, 5 Years	1,366
Expense Example, with Redemption, 10 Years	2,340
abrdn Funds | abrdn Emerging Markets ex-China Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	574
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	2,227
abrdn Funds | abrdn Emerging Markets ex-China Fund | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	379
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,564
abrdn Funds | abrdn Emerging Markets ex-China Fund | Institutional Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,528
abrdn Funds | abrdn Emerging Markets Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	707
Expense Example, with Redemption, 3 Years	997
Expense Example, with Redemption, 5 Years	1,307
Expense Example, with Redemption, 10 Years	2,186
abrdn Funds | abrdn Emerging Markets Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	1,200
Expense Example, with Redemption, 10 Years	2,592
abrdn Funds | abrdn Emerging Markets Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	181
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	986
Expense Example, with Redemption, 10 Years	2,144
abrdn Funds | abrdn Emerging Markets Fund | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,446
abrdn Funds | abrdn Emerging Markets Fund | Institutional Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,563
abrdn Funds | abrdn Global Infrastructure Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	694
Expense Example, with Redemption, 3 Years	1,020
Expense Example, with Redemption, 5 Years	1,368
Expense Example, with Redemption, 10 Years	2,347
abrdn Funds | abrdn Global Infrastructure Fund | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	705
Expense Example, with Redemption, 10 Years	1,593
abrdn Funds | abrdn High Income Opportunities Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	395
Expense Example, with Redemption, 3 Years	686
Expense Example, with Redemption, 5 Years	998
Expense Example, with Redemption, 10 Years	1,882
abrdn Funds | abrdn High Income Opportunities Fund | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,263
abrdn Funds | abrdn Infrastructure Debt Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	403
Expense Example, with Redemption, 3 Years	788
Expense Example, with Redemption, 5 Years	1,197
Expense Example, with Redemption, 10 Years	2,340
abrdn Funds | abrdn Infrastructure Debt Fund | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,800
abrdn Funds | abrdn Infrastructure Debt Fund | Institutional Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	794
Expense Example, with Redemption, 10 Years	1,832
abrdn Funds | abrdn Real Estate Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	694
Expense Example, with Redemption, 3 Years	1,026
Expense Example, with Redemption, 5 Years	1,380
Expense Example, with Redemption, 10 Years	2,375
abrdn Funds | abrdn Real Estate Fund | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,624
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	342
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,716
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	1,014
Expense Example, with Redemption, 10 Years	2,223
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,205
abrdn Funds | abrdn U.S. Small Cap Equity Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	1,006
Expense Example, with Redemption, 5 Years	1,329
Expense Example, with Redemption, 10 Years	2,241
abrdn Funds | abrdn U.S. Small Cap Equity Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	666
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	2,524
abrdn Funds | abrdn U.S. Small Cap Equity Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	931
Expense Example, with Redemption, 10 Years	2,040
abrdn Funds | abrdn U.S. Small Cap Equity Fund | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	627
Expense Example, with Redemption, 10 Years	1,411
abrdn Funds | abrdn U.S. Small Cap Equity Fund | Institutional Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	673
Expense Example, with Redemption, 10 Years	1,499
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689
Expense Example, with Redemption, 3 Years	941
Expense Example, with Redemption, 5 Years	1,212
Expense Example, with Redemption, 10 Years	1,985
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,226
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Institutional Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	1,232
abrdn Funds | abrdn Ultra Short Municipal Income Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	254
Expense Example, with Redemption, 5 Years	452
Expense Example, with Redemption, 10 Years	1,024
abrdn Funds | abrdn Ultra Short Municipal Income Fund | A1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	960
abrdn Funds | abrdn Ultra Short Municipal Income Fund | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	702
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,389
abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,289
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	1,315
abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | AMUN
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	$ 872